Property, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment, Net
Schedule of property, plant and equipment

	December 31,	September 30,
	2020	2021
Mold and tooling	2,411,164	2,361,399
Charging & battery swap equipment	721,583	1,698,730
Leasehold improvements	997,191	1,337,389
Buildings and constructions	862,603	871,187
Construction in process	177,457	829,359
Production facilities	787,039	760,319
Computer and electronic equipment	372,956	506,299
R&D equipment	432,781	490,527
Purchased software	409,445	434,186
Others	374,219	408,723
Subtotal	7,546,438	9,698,118
Less: Accumulated depreciation	(2,470,028)	(3,585,788)
Less: Accumulated impairment	(80,182)	(79,827)
Total property and equipment, net	4,996,228	6,032,503